Principal accounting policies - Business combination under common control (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 22, 2023 CNY (¥)	Dec. 22, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Business combination under common control
Net Income (Loss)					¥ (112,591)	$ (16,101)	¥ (47,955)	¥ (204,519)
Adjustment to APIC due to acquisition of entity under common control								¥ (574,826)
A global mobile application service provider
Business combination under common control
Percentage of voting interests acquired	100.00%	100.00%	100.00%	100.00%				100.00%
Aggregate cash consideration	¥ 574,826	$ 81,000	¥ 574,826	$ 81,000
Revenue								¥ 61,431
Net Income (Loss)								¥ 4,551